Financial risk management - Bank Promissory Notes (Details) - Bank Notes - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Risk Management [Line Items]
Total financial assets	$ 125,931	$ 45,269
Agricultural Bank of China
Financial Risk Management [Line Items]
Total financial assets	2,061	10,334
Bank of Communications
Financial Risk Management [Line Items]
Total financial assets	8,783
Bank of NingBo
Financial Risk Management [Line Items]
Total financial assets	1,065	3,148
China CITIC Bank
Financial Risk Management [Line Items]
Total financial assets	35,477
China Construction Bank Corporation
Financial Risk Management [Line Items]
Total financial assets	1,802
China Everbright Bank
Financial Risk Management [Line Items]
Total financial assets	2,647
China Guangfa Bank
Financial Risk Management [Line Items]
Total financial assets	1,245
China Merchants
Financial Risk Management [Line Items]
Total financial assets	8,661
China Minsheng Bank
Financial Risk Management [Line Items]
Total financial assets	3,097
China Zheshang Bank
Financial Risk Management [Line Items]
Total financial assets	3,167
HuaXia Bank
Financial Risk Management [Line Items]
Total financial assets	3,639
Industrial & Commercial Bank of China Limited
Financial Risk Management [Line Items]
Total financial assets	8,998
Industrial Bank
Financial Risk Management [Line Items]
Total financial assets	12,177
International Bank of Macau
Financial Risk Management [Line Items]
Total financial assets	4,122
Shanghai Pudong Development Bank
Financial Risk Management [Line Items]
Total financial assets	20,549
Others
Financial Risk Management [Line Items]
Total financial assets	$ 8,441	1,887
Bank of China Limited
Financial Risk Management [Line Items]
Total financial assets		27,936
Bank of Jiujiang
Financial Risk Management [Line Items]
Total financial assets		$ 1,964